UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [_]; Amendment Number: ________
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler              New York, NY           August  , 2006
---------------------------  --------------------       --------------
    [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------
Form 13F Information Table Entry Total:              107
                                            ------------------

Form 13F Information Table Value Total:              $44,059
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2006
                                 (Part 1 of 2)

                                                                                 ITEM 5:
                                ITEM 2:             ITEM 3:       ITEM 4:      Shares or
       ITEM 1:                 Title of             Cusip           Fair       Principal
   Name of Issuer               Class               Number      Market Value     Amount
---------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.       Common             003924107       119,327       43,550   SH
Aldabra Acquisition Corp        Common             01407F103       224,466       41,800   SH
Amerix Precious Metals Corp     Common             03075E103        79,245       95,000   SH
Andiana Minerals Inc            Common             034219105         2,812        2,090   SH
Anworth Mortgage Asset Corp     Common             037347101       717,220       86,412   SH
Arizona Star Resources Corp     Common             04059G106     1,717,600      152,000   SH
Atlantic Express Tran Corp.     Common             04853E117       252,095        2,660   Warrants
Austral Pacific Energy Ltd.     Common             052526100        52,453       43,000   SH
Austral Pacific Energy Ltd .    Common             052526100             0       21,500   Warrants
Bel Fuse Inc.                   Common - Class A   077347201       562,277       20,710   SH
Berkeley Tech Inc.              Sponsored ADR      08437M107       205,010      200,990   SH
C1 Energy Ltd                   Common             12617Y105       884,683      752,926   SH
Cadus Pharmaceutical Corp       Common             127639102       458,941      290,469   SH
Canyon Resources Corp.          Common             138869300       170,975      172,900   SH
Canyon Resources Corp.          Common             138869300             0       52,778   Warrants
Centrex Inc.                    Common             15640E103             2          475   SH
CGX Energy Inc                  Common             125405100        49,499      126,920   SH
Chaus Bernard                   Common             162510200       256,956      279,300   SH
Chief Consolidated Mining Co.   Common             168628105        23,518      235,180   SH
Cinch Energy                    Common             17185X108     1,157,976      672,410   SH
Claude Resources Inc            Common             182873109     1,073,639      855,000   SH
Coalcorp Mining Inc             Common             190135103       649,769    1,006,150   SH
Coalcorp Mining Inc             Common             190135103        35,509      210,000   Warrants
Committee Bay Resources Ltd     Common             202602108        53,539       90,440   SH
Comsys IT Partners Inc.         Common             20581E104         8,435          558   SH
Concord Camera Corp             Common             206156101       205,203      320,630   SH
Courtside Acquistion            Common             22274N102       790,400      152,000   SH
Crystallex Inc                  Common             22942F101       984,960      342,000   SH
Defiant Resources Corp          Common             24477C107     1,120,053      384,230   SH
Del Glbl Technologies Corp.     Common             245073101       117,798       45,307   SH
Dual Exploration                Common             263565103        64,759       47,500   SH
Dualex Energy Int'l             Common             26357W103         8,095       23,750   SH
Dundee Precious Metals Inc      Common             265269209     1,333,788      123,920   SH
Dynatec Corp                    Common             267934107       139,296      115,038   SH
ECC Capital Corp                Common             26826M108     1,267,565    1,038,988   SH
ECHO Healthcare Acquis          Common             27876C115        20,482       26,600   Warrants
ECHO Healthcare Acquis          Common             27876C107       192,052       26,600   SH
Empire Energy Corp.             Common             291648103         2,071       10,355   SH
Endocare Inc.                   Common             26264P104     1,403,363      561,345   SH
ESG Re Ltd.                     Common            000G312151       230,663      720,822   SH
European Goldfields Ltd         Common             298774100     1,247,814      421,572   SH
FNX Mining                      Common             30253R101       749,673       78,850   SH
Fortress America Acq            Common             34957J100       837,714      155,420   SH
Gabriel Resources               Common             361970106       443,254      170,998   SH
General Finance Corp            Common             369822101       234,821       32,300   SH
General Finance Corp            Common             369822119        22,287       32,300   Warrants
Graftech Int'l                  Common             384313102       220,400       38,000   SH
Grand Banks Energy Corp         Common             38522T105           380          228   SH
Heico Corp                      Common - Class A   422806208     2,046,989       86,298   SH
Highview Resources Ltd          Common             43123G106        50,814      566,520   SH
Highview Resources Ltd          Common             43123G106            53      201,560   Warrants
Hollinger Inc                   Common             43556C606       157,324       87,700   SH
India Globalization Cap         Common             45408X100       731,500      133,000   SH
Industrias Bachoco              Sponsored ADR      456463108       954,262       52,174   SH
Israel Tech Acq                 Common             46514P106        67,469       12,730   SH
JK Acquisition Corp             Common             47759H106       121,980       22,800   SH
JK Acquisition Corp             Common             47759H114        15,504       45,600   Warrants
Juina Mining Corp               Common             48131Q202         1,710      190,000   SH
Juniper Partners Acq            Common             48203X200       212,211       41,610   SH
Juniper Partners Acq            Class W Warrant    48203X119         7,490       20,805   Warrants
Juniper Partners Acq            Class Z Warrant    48203X127         8,738       20,805   Warrants
KBL Healthcare Acquisition      Common             48241R108       306,090       57,000   SH
Kick Energy                     Common             49374P109       522,504       99,750   SH
Kimber Resources Inc            Common             49435N101       201,400       95,000   SH
Liberty Homes Inc.              Common - Class A   530582204       100,320       16,720   SH
Liberty Homes Inc.              Common - Class B   530582303        41,800        7,600   SH
Limoneira Co                    Common             532746104       126,540          570   SH
Loon Energy Inc                 Common             543921100       526,863      890,000   SH
M & F Worldwide Corp            Common             552541104     3,059,000      190,000   SH
MAIR Holding Inc                Common             560635104     1,453,183      234,007   SH
Mcrae Industries                Common             582757209        97,850        7,828   SH
MDU Communication Int'l Inc     Common             582828109             0        7,600   Warrants
MDU Communication Int'l Inc     Common             582828109       975,034    1,059,820   SH
Mediterranean Minerals Corp     Common             58501P106         4,043       13,661   SH
Medoro Resources Ltd            Common             58503R209         5,112        8,142   SH
Merchants Group Inc             Common             588539106       351,515       11,510   SH
Metallica Resources Inc         Common             59125J104       348,683      114,002   SH
Molex Inc                       Common - Class A   608554200     1,920,141       66,834   SH
Mutual Risk Mgmt Ltd.           Common             628351108        32,426    1,158,088   SH
National Atlantic Holdings      Common             63253Y107        57,152        6,080   SH
Next Inc.                       Common             65336T104        54,593       92,530   SH
Oakmont Acquisition Corp        Common             68831P106       613,320      114,000   SH
Oakwood Homes                   Common             674098207           292       19,456   SH
Open Range Energy Corp          Common             68372J105         2,331          722   SH
Pac Northwest Capital           Common             694916107        50,014      142,975   SH
Palatin Tech Inc                Common             696077304        23,860       11,930   SH
Petrofalcon Corp                Common             716474101     1,310,897    1,007,944   SH
Phoenix India Acquisition Co    Common             71907X102       196,983       27,170   SH
Phoenix India Acquisition Co    Common             71907X110        28,529       27,170   Warrants
Scpie Holding Inc               Common             78402P104     1,789,041       76,948   SH
Silk Road Resources             Common             827101106        89,479       68,800   SH
Simon Worldwide Inc.            Common             828815100        39,900      114,000   SH
St. Andrews Goldfields Ltd.     Common             787188408             0       26,875   Warrants
Starrett Co                     Common - Class A   855668109       167,567       12,276   SH
Streettracks Gold Trust         Common             863307104       290,843        4,750   SH
Sunridge Gold Corp              Common             86769Q102       143,185       83,144   SH
TAC Acquisition Corp            Common             873392104     1,635,520      304,000   SH
Tag Oil Ltd                     Common             87377N101        91,407      129,000   SH
Tahera Ltd.                     Common             873787105        11,000       11,094   Warrants
Tengasco Inc                    Common             88033R205       303,515      235,283   SH
Terra Nova Acquisition Corp     Common             88101E102       149,340       28,500   SH
Terra Nova Gold Corp            Common             88100T100           930       15,960   SH
Transworld Corp                 Common             89336R207       594,409      252,940   SH
Truestar Petroleum Corp         Common             897867107        43,283      166,402   SH
Tusk Energy Corp                Common             900891102       881,918      285,000   SH
Verenex Energy                  Common             923401103       144,515       38,000   SH
West Energy Ltd                 Common             952696102       503,498      135,920   SH



                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2006
                                 (Part 2 of 2)

                                                          ITEM 6:
                                                   INVESTMENT DISCRETION
                                                       (b) Shares               ITEM 7:               ITEM 8:
       ITEM 1:                                        as Defined (c)  Shared   Managers       VOTING AUTHORITY SHARES
   Name of Issuer                          (a) Sole    in Instr. V    Other    See Instr. V (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.                    43,550         --         --         --          43,550      --         --
Aldabra Acquisition Corp                     41,800         --         --         --          41,800      --         --
Amerix Precious Metals Corp                  95,000         --         --         --          95,000      --         --
Andiana Minerals Inc                          2,090         --         --         --           2,090      --         --
Anworth Mortgage Asset Corp                  86,412         --         --         --          86,412      --         --
Arizona Star Resources Corp                 152,000         --         --         --         152,000      --         --
Atlantic Express Tran Corp.                   2,660         --         --         --           2,660      --         --
Austral Pacific Energy Ltd.                  43,000         --         --         --          43,000      --         --
Austral Pacific Energy Ltd .                 21,500         --         --         --          21,500      --         --
Bel Fuse Inc.                                20,710         --         --         --          20,710      --         --
Berkeley Tech Inc.                          200,990         --         --         --         200,990      --         --
C1 Energy Ltd                               752,926         --         --         --         752,926      --         --
Cadus Pharmaceutical Corp                   290,469         --         --         --         290,469      --         --
Canyon Resources Corp.                      172,900         --         --         --         172,900      --         --
Canyon Resources Corp.                       52,778         --         --         --          52,778      --         --
Centrex Inc.                                    475         --         --         --             475      --         --
CGX Energy Inc                              126,920         --         --         --         126,920      --         --
Chaus Bernard                               279,300         --         --         --         279,300      --         --
Chief Consolidated Mining Co.               235,180         --         --         --         235,180      --         --
Cinch Energy                                672,410         --         --         --         672,410      --         --
Claude Resources Inc                        855,000         --         --         --         855,000      --         --
Coalcorp Mining Inc                       1,006,150         --         --         --       1,006,150      --         --
Coalcorp Mining Inc                         210,000         --         --         --         210,000      --         --
Committee Bay Resources Ltd                  90,440         --         --         --          90,440      --         --
Comsys IT Partners Inc.                         558         --         --         --             558      --         --
Concord Camera Corp                         320,630         --         --         --         320,630      --         --
Courtside Acquistion                        152,000         --         --         --         152,000      --         --
Crystallex Inc                              342,000         --         --         --         342,000      --         --
Defiant Resources Corp                      384,230         --         --         --         384,230      --         --
Del Glbl Technologies Corp.                  45,307         --         --         --          45,307      --         --
Dual Exploration                             47,500         --         --         --          47,500      --         --
Dualex Energy Int'l                          23,750         --         --         --          23,750      --         --
Dundee Precious Metals Inc                  123,920         --         --         --         123,920      --         --
Dynatec Corp                                115,038         --         --         --         115,038      --         --
ECC Capital Corp                          1,038,988         --         --         --       1,038,988      --         --
ECHO Healthcare Acquis                       26,600         --         --         --          26,600      --         --
ECHO Healthcare Acquis                       26,600         --         --         --          26,600      --         --
Empire Energy Corp.                          10,355         --         --         --          10,355      --         --
Endocare Inc.                               561,345         --         --         --         561,345      --         --
ESG Re Ltd.                                 720,822         --         --         --         720,822      --         --
European Goldfields Ltd                     421,572         --         --         --         421,572      --         --
FNX Mining                                   78,850         --         --         --          78,850      --         --
Fortress America Acq                        155,420         --         --         --         155,420      --         --
Gabriel Resources                           170,998         --         --         --         170,998      --         --
General Finance Corp                         32,300         --         --         --          32,300      --         --
General Finance Corp                         32,300         --         --         --          32,300      --         --
Graftech Int'l                               38,000         --         --         --          38,000      --         --
Grand Banks Energy Corp                         228         --         --         --             228      --         --
Heico Corp                                   86,298         --         --         --          86,298      --         --
Highview Resources Ltd                      566,520         --         --         --         566,520      --         --
Highview Resources Ltd                      201,560         --         --         --         201,560      --         --
Hollinger Inc                                87,700         --         --         --          87,700      --         --
India Globalization Cap                     133,000         --         --         --         133,000      --         --
Industrias Bachoco                           52,174         --         --         --          52,174      --         --
Israel Tech Acq                              12,730         --         --         --          12,730      --         --
JK Acquisition Corp                          22,800         --         --         --          22,800      --         --
JK Acquisition Corp                          45,600         --         --         --          45,600      --         --
Juina Mining Corp                           190,000         --         --         --         190,000      --         --
Juniper Partners Acq                         41,610         --         --         --          41,610      --         --
Juniper Partners Acq                         20,805         --         --         --          20,805      --         --
Juniper Partners Acq                         20,805         --         --         --          20,805      --         --
KBL Healthcare Acquisition                   57,000         --         --         --          57,000      --         --
Kick Energy                                  99,750         --         --         --          99,750      --         --
Kimber Resources Inc                         95,000         --         --         --          95,000      --         --
Liberty Homes Inc.                           16,720         --         --         --          16,720      --         --
Liberty Homes Inc.                            7,600         --         --         --           7,600      --         --
Limoneira Co                                    570         --         --         --             570      --         --
Loon Energy Inc                             890,000         --         --         --         890,000      --         --
M & F Worldwide Corp                        190,000         --         --         --         190,000      --         --
MAIR Holding Inc                            234,007         --         --         --         234,007      --         --
Mcrae Industries                              7,828         --         --         --           7,828      --         --
MDU Communication Int'l Inc                   7,600         --         --         --           7,600      --         --
MDU Communication Int'l Inc               1,059,820         --         --         --       1,059,820      --         --
Mediterranean Minerals Corp                  13,661         --         --         --          13,661      --         --
Medoro Resources Ltd                          8,142         --         --         --           8,142      --         --
Merchants Group Inc                          11,510         --         --         --          11,510      --         --
Metallica Resources Inc                     114,002         --         --         --         114,002      --         --
Molex Inc                                    66,834         --         --         --          66,834      --         --
Mutual Risk Mgmt Ltd.                     1,158,088         --         --         --       1,158,088      --         --
National Atlantic Holdings                    6,080         --         --         --           6,080      --         --
Next Inc.                                    92,530         --         --         --          92,530      --         --
Oakmont Acquisition Corp                    114,000         --         --         --         114,000      --         --
Oakwood Homes                                19,456         --         --         --          19,456      --         --
Open Range Energy Corp                          722         --         --         --             722      --         --
Pac Northwest Capital                       142,975         --         --         --         142,975      --         --
Palatin Tech Inc                             11,930         --         --         --          11,930      --         --
Petrofalcon Corp                          1,007,944         --         --         --       1,007,944      --         --
Phoenix India Acquisition Co                 27,170         --         --         --          27,170      --         --
Phoenix India Acquisition Co                 27,170         --         --         --          27,170      --         --
Scpie Holding Inc                            76,948         --         --         --          76,948      --         --
Silk Road Resources                          68,800         --         --         --          68,800      --         --
Simon Worldwide Inc.                        114,000         --         --         --         114,000      --         --
St. Andrews Goldfields Ltd.                  26,875         --         --         --          26,875      --         --
Starrett Co                                  12,276         --         --         --          12,276      --         --
Streettracks Gold Trust                       4,750         --         --         --           4,750      --         --
Sunridge Gold Corp                           83,144         --         --         --          83,144      --         --
TAC Acquisition Corp                        304,000         --         --         --         304,000      --         --
Tag Oil Ltd                                 129,000         --         --         --         129,000      --         --
Tahera Ltd.                                  11,094         --         --         --          11,094      --         --
Tengasco Inc                                235,283         --         --         --         235,283      --         --
Terra Nova Acquisition Corp                  28,500         --         --         --          28,500      --         --
Terra Nova Gold Corp                         15,960         --         --         --          15,960      --         --
Transworld Corp                             252,940         --         --         --         252,940      --         --
Truestar Petroleum Corp                     166,402         --         --         --         166,402      --         --
Tusk Energy Corp                            285,000         --         --         --         285,000      --         --
Verenex Energy                               38,000         --         --         --          38,000      --         --
West Energy Ltd                             135,920         --         --         --         135,920      --         --

